Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of Share Capital	On December 31, 2025, the Company’s share capital consisted of 814,216,001 class A common shares and 294,842,184 class B common shares (2,218,116,370 common shares on December 31, 2024), totaling US$35,114 (US$13,177,841 on December 31, 2024).
	December 31, 2025
	Quantity	US$ thousand
Initial balance	1,109,058,185	35,114
Final balance	1,109,058,185	35,114

Schedule of Treasury Shares

Treasury share activity were as follows:

	December 31, 2025
	Quantity	US$ thousand
Balance at the beginning of the period	—	—
Corporate restructuring	624,500,000	6,544
Purchase of treasury shares	41,008,292	600,000
Stock based compensation	(458,984)	(2,157)
Transfer of treasury shares	(590,181,486)	(6,156)
Repurchase of treasury shares	19,669,712	192
Balance at the end of the period	94,537,534	598,423

Schedule of Net Sales, Net Income, Cash Provided by Operations, Total Assets and Total Liabilities	Below are the PPC total net sales, net income, cash provided by operations, total assets and total liabilities for the years indicated.
	2025	2024	2023

Net Revenue	18,497,553	17,878,291	17,362,217
Net Income	1,083,344	1,087,200	322,317
Net cash provided by operating activities	1,371,650	1,990,100	677,877

Total assets	10,343,530	10,650,576	9,810,361
Total liabilities	6,649,799	6,397,180	6,465,784
Total equity	3,693,731	4,253,396	3,344,577